Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	€ 660	€ 1,284	€ 679
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	(24)	408	(343)
Income tax related to items that will not be reclassified to profit or loss	7	(85)	61
Total of items that will not be reclassified to profit or loss	(17)	323	(282)
Translation differences
Exchange differences on translating foreign operations	(1,625)	615	(554)
Transfer to income statement	(2)	(78)	19
Net investment hedges
Net fair value gains/(losses)	111	(40)	135
Cash flow and other hedges
Net fair value gains/(losses)	65	23	(24)
Transfer to income statement	(64)	(2)	(37)
Financial assets at fair value through other comprehensive income
Net fair value gains/(losses)	32	83	(110)
Transfer to income statement	(23)	(64)	120
Other increase/(decrease), net	7	3	(4)
Income tax related to items that may be reclassified to profit or loss	(28)	8	(10)
Total of items that may be reclassified to profit or loss	(1,527)	548	(465)
Other comprehensive loss	(1,544)	871	(747)
Total comprehensive (loss)/income for the year, net of tax	(884)	2,155	(68)
Equity holders of the parent
Continuing operations	(911)	2,624	(91)
Discontinued operations	22	(477)	13
Total	(889)	2,147	(78)
Non-controlling interests	€ 5	€ 8	€ 10